Financial risk management - Liquidity risk (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Liquidity risk
Accounts payable and accrued liabilities	$ 28,080
Export prepayment agreement	81,389
Lease liabilities	3,669
one year
Liquidity risk
Accounts payable and accrued liabilities	28,202
Lease liabilities	680
2-3 years
Liquidity risk
Export prepayment agreement	81,389
Lease liabilities	722
more than 3 years
Liquidity risk
Lease liabilities	$ 2,267